COMMON STOCK (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares authorized	324,000,000	324,000,000
Stock option compensation expense	$ 24,128	$ 108,090
Unrecognized compensation cost	$ 11,678